EQUITY	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
EQUITY

NOTE 14 – EQUITY

Common Shares

The Company was incorporated under the Business Corporation Act of Ontario, Canada on August 20, 2013. The Company is authorized to issue an unlimited number of shares designated as common shares with a par value of $0.75 (C$1.00) each, and unlimited number of special shares designated as preference shares. On August 20, 2013, the Company issued 100 common shares to Ms. Fan Zhou at cost of $75 (C$100), and Ms. Fan Zhou transferred her 100 common shares to 3888 Investment Group Limited at cost on August 21, 2013.

On October 15, 2021, the shareholders of the Company approved: (a) a 10,000 for 1 stock split whereby every authorized, issued and outstanding common share was exchange for 10,000 new common shares; (b) decrease of par value of the common shares from $0.75 (C$1) to $0.000075 (C$0.0001).

On March 18, 2022, the shareholders of the Company further approved i) a decrease of the par value of the common shares from $0.000075 (C$0.0001) to no par value (the “Par Value Change”); and ii) a 35-for-1 stock split whereby every authorized, issued and outstanding common share was exchanged for 35 new common shares (the “Stock Split”). The Stock Split and the Par Value Change are referred as the “Recapitalization”. All share information included in these consolidated financial statements have been retroactively adjusted for the Recapitalization as if such Par Value change, Stock Split and share increase occurred on the first day of the first period presented.

35,000,000 common shares of the Company are outstanding as at March 31, 2022, 2021, 2020 and 2019, at no par value.